Basis of Presentation and General Information, Charterer Concentration (Details) - Revenues [Member] - Customer Concentration [Member]	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Charterers [Member]
Charterer Concentration [Abstract]
Concentration risk percentage	100.00%	100.00%	100.00%
Charterer A [Member]
Charterer Concentration [Abstract]
Concentration risk percentage	76.00%	100.00%	100.00%
Charterer B [Member]
Charterer Concentration [Abstract]
Concentration risk percentage	24.00%	0.00%	0.00%